Annual Fund Operating Expenses - Developing Markets	Feb. 22, 2021
Class A
Operating Expenses:
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.22%
Class C
Operating Expenses:
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.97%
Class R
Operating Expenses:
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.47%
Class Y
Operating Expenses:
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.97%
Class R5
Operating Expenses:
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.89%
Class R6
Operating Expenses:
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.82%